Borrowings and debt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of short term borrowings [Line Items]
Prepaid commissions	$ 7,707	$ 3,362
Euro Medium Term Note Program [Member]
Disclosure of short term borrowings [Line Items]
Description Of Borrowings Terms	EMTN, which may be used to issue notes for up to $2.250 million, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies.
Maximum Borrowing Capacity	$ 2,250
Euro Medium Term Note Program [Member] | Minimum
Disclosure of short term borrowings [Line Items]
Maturity term	7 days
Euro Medium Term Note Program [Member] | Maximum
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program [Member]
Disclosure of short term borrowings [Line Items]
Description Of Borrowings Terms	Short-and Long-Term Notes ("Certificados Bursatiles") Program (the "Mexican Program") in the Mexican local market, registered with the Mexican National Registry of Securities administered by the National Banking and Securities Commission in Mexico ("CNBV", for its acronym in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from 1 day to 30 years
Aggregate principal amount	$ 10,000,000
Certificados Bursatiles Program [Member] | Minimum
Disclosure of short term borrowings [Line Items]
Maturity term	1 day
Certificados Bursatiles Program [Member] | Maximum
Disclosure of short term borrowings [Line Items]
Maturity term	30 years